Contingencies (Details) $ in Millions, $ in Millions, $ in Millions						1 Months Ended					12 Months Ended			13 Months Ended
	Dec. 21, 2021 USD ($)	Dec. 21, 2021 CAD ($)	Dec. 21, 2021 MXN ($)	Sep. 14, 2021 USD ($)	Sep. 14, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2022 CAD ($)	Apr. 01, 2022 USD ($)	Apr. 01, 2022 CAD ($)	Dec. 21, 2021 CAD ($)	Sep. 14, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Aug. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Oct. 31, 2019 CAD ($)
Contingencies
Income taxes paid											$ 95.1		$ 93.5
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Provincial income taxes assessed				$ 7.4	$ 10.0				$ 1.0	$ 1.4
Percentage of security deposit for notice of objection against reassessment				50.00%					50.00%											50.00%				50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Provincial income taxes assessed											$ 5.0	$ 6.7
Percentage of security deposit for notice of objection against reassessment						50.00%					50.00%					50.00%					50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2015 | Mexico
Contingencies
Provincial income taxes assessed														$ 18.7	$ 25.3
Tax rate (as a percent)						50.00%
Percentage of security deposit for notice of objection against reassessment														50.00%									50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Provincial income taxes assessed							$ 5.7	$ 7.7
Percentage of security deposit for notice of objection against reassessment							50.00%															50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017 | Mexico
Contingencies
Provincial income taxes assessed	$ 3.4	$ 4.6
Percentage of security deposit for notice of objection against reassessment	50.00%																		50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017 | Barbados
Contingencies
Provincial income taxes assessed											$ 29.4	39.8
Percentage of security deposit for notice of objection against reassessment											50.00%					50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed	$ 34.1		$ 490.3								$ 22.1	29.9
Tax rate (as a percent)	30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Tax Year 2018 Through 2021 | Canada
Contingencies
Provincial income taxes assessed											44.2	59.9
Canada Revenue Agency Reassessment Action | Tax Year 2018 Through 2021 | Barbados
Contingencies
Provincial income taxes assessed											216.8	293.7
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2017 | Canada
Contingencies
Provincial income taxes assessed											14.6	19.9
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2017 | Barbados
Contingencies
Provincial income taxes assessed											34.4	$ 46.5
Canada Revenue Agency Reassessment Action | Reassessment for the 2017 taxation year | Canada
Contingencies
Contingent liability recorded																	$ 6.2	$ 8.5
Percentage of security deposit for notice of objection against reassessment																	50.00%	50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded						$ 1.8					1.8					$ 2.5					$ 2.5
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded											7.7					10.3
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 | Mexico
Contingencies
Contingent liability recorded											1.3					1.7
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2015 | Mexico
Contingencies
Contingent liability recorded						$ 7.7															$ 10.3
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2017 | Mexico
Contingencies
Contingent liability recorded	$ 1.3																		$ 1.7
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded											11.1					15.1
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2018 Through 2021 | Canada
Contingencies
Contingent liability recorded				$ 44.2																$ 59.9
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2018 Through 2021 | Barbados
Contingencies
Contingent liability recorded											81.8					110.9
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Contingent liability recorded				2.3					$ 0.2											3.1				$ 0.3
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded											2.5					3.4
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2015 | Mexico
Contingencies
Contingent liability recorded														$ 10.0									$ 13.6
Canada Revenue Agency interest and other penalties | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Contingent liability recorded							$ 2.8															$ 3.7
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2017 | Mexico
Contingencies
Contingent liability recorded	$ 1.1																		$ 1.5
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded											8.9					12.1
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2016 | Mexico
Contingencies
Contingent liability recorded											11.1					15.1
Canada Revenue Agency interest and other penalties | Tax Year 2018 Through 2021 | Canada
Contingencies
Contingent liability recorded				$ 4.7							4.7					6.3				$ 6.3
Canada Revenue Agency interest and other penalties | Tax Year 2018 Through 2021 | Barbados
Contingencies
Contingent liability recorded											23.1					31.3
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2017 | Canada
Contingencies
Contingent liability recorded											4.6					6.2
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded											$ 11.4					$ 15.5
Canada Revenue Agency interest and other penalties | Reassessment for the 2017 taxation year | Canada
Contingencies
Contingent liability recorded																	$ 2.1	$ 2.8